JNL SERIES TRUST

1 Corporate Way, Lansing, Michigan 48951

(517) 381-5500

January 10, 2018

Securities and Exchange Commission

450 Fifth Street, NW

Judiciary Plaza

Washington, DC 20549

Re:	JNL Series Trust

File Nos. 33-87244 and 811-8894

Dear Sir/Madam:

Pursuant to Rule 497(e) under the Securities Act of 1933, as amended, we hereby file exhibits containing interactive data format risk/return summary information that reflects the risk/return summary information in the supplement dated December 29, 2017, filed pursuant to Rule 497(e), for the JNL Multi-Manager Small Cap Growth, JNL Multi-Manager Small Cap Value Fund, JNL/AQR Large Cap Relaxed Constraint Equity Fund, JNL/BlackRock Global Allocation Fund, JNL/BlackRock Large Cap Select Growth Fund, JNL/DFA U.S. Core Equity Fund, JNL/Franklin Templeton Income Fund, JNL/Invesco Mid Cap Value Fund, JNL/Invesco Small Cap Growth Fund, JNL/JPMorgan MidCap Growth Fund, JNL/MFS Mid Cap Value Fund, JNL/PPM America Mid Cap Value Fund, JNL/T. Rowe Price Established Growth Fund, JNL/T. Rowe Price Mid-Cap Growth Fund, JNL/T. Rowe Price Value Fund, and JNL/WMC Value Fund of the above mentioned Trust.

If you have any questions concerning this filing, please contact me at (517) 367-4336.

Very truly yours,

/s/ Susan S. Rhee

Susan S. Rhee

enc.